Convertible Loans and Shareholder Loans - Schedule of Convertible Loans and Shareholder Loans Measured at Amortized Cost (Details) - CNY (¥)		Dec. 31, 2023	Dec. 31, 2022
January 2019 Shareholder Loan [Member]
Current:
At amortized cost, Current		¥ 14,301,310	¥ 14,062,844
At fair value, Current
November 2020 Shareholder Loan [Member]
Current:
At amortized cost, Current		4,957,890	4,875,220
At fair value, Current
February 2021 Shareholders Loan [Member]
Current:
At amortized cost, Current		6,891,043	584,922
At fair value, Current
Non-current:
At amortized cost, Non-current		56,928,815	62,170,776
At fair value, Non-current
Subtotal [Member]
Current:
At amortized cost, Current		26,150,243	19,522,986
At fair value, Current
Non-current:
At amortized cost, Non-current		56,928,815	76,099,976
At fair value, Non-current
2020 Convertible Loan [Member]
Current:
At amortized cost, Current	[1]
At fair value, Current	[1]		7,031,189
August 2021 Convertible Loan [Member]
Current:
At amortized cost, Current			12,000,000
At fair value, Current
Non-current:
At amortized cost, Non-current		3,500,000
At fair value, Non-current
Feb 2022 Convertible Loan [Member]
Current:
At amortized cost, Current			3,482,300
At fair value, Current
May 2022 Convertible Loan [Member]
Current:
At amortized cost, Current		3,541,350	3,482,300
At fair value, Current
August 2022 Convertible Loan [Member]
Current:
At amortized cost, Current	[2]
At fair value, Current	[2]	3,919,092
Non-current:
At amortized cost, Non-current	[2]
At fair value, Non-current	[2]		3,897,606
December 2022 Convertible Loan [Member]
Current:
At amortized cost, Current	[3]
At fair value, Current	[3]		7,918,137
Non-current:
At amortized cost, Non-current	[3]
At fair value, Non-current	[3]	6,895,363
May & June 2023 Convertible Loans [Member]
Current:
At amortized cost, Current	[4]
At fair value, Current	[4]	2,453,738
Non-current:
At amortized cost, Non-current	[4]
At fair value, Non-current	[4]	1,068,651
Subtotal [Member]
Current:
At amortized cost, Current		3,541,350	18,964,600
At fair value, Current		6,372,830	14,949,326
Convertible Loans and Shareholder Loans [Member]
Current:
At amortized cost, Current		29,691,593	38,487,586
At fair value, Current		6,372,830	14,949,326
December 2022 Shareholders’ Loan [Member]
Non-current:
At amortized cost, Non-current			13,929,200
At fair value, Non-current
Subtotal [Member]
Non-current:
At amortized cost, Non-current		3,500,000
At fair value, Non-current		7,964,014	3,897,606
Non-current Total [Member]
Non-current:
At amortized cost, Non-current		60,428,815	76,099,976
At fair value, Non-current		¥ 7,964,014	¥ 3,897,606

[1]	The aggregate unpaid principal balances of 2020 Convertible Loan recorded at fair value option was RMB4,178,632 (US$599,982) and RMB nil as of December 31, 2022 and 2023 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB2,852,557 (US$409,579) and RMB nil as of December 31, 2022 and 2023, respectively.
[2]	The aggregate unpaid principal balances of August 2022 Convertible Loan which was recorded at fair value option was RMB3,482,300 (US$500,000) and RMB3,541,350 (US$500,000) as of December 31, 2022 and 2023 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB415,306 (US$59,631) and RMB377,742 (US$53,333) as of December 31, 2022 and 2023, respectively.
[3]	The aggregate unpaid principal balances of December 2022 Convertible Loan which was recorded at fair value option was RMB6,964,600 (US$1,000,000) and RMB7,082,700 (US$1,000,000) as of December 31, 2022 and 2023 respectively. The amount of the fair value carrying amount over and under the aggregate unpaid principal balance was RMB953,537 (US$136,912) and RMB187,337 (US$26,450) as of December 31, 2022 and 2023, respectively.
[4]	The aggregate unpaid principal balances of May&June 2023 Convertible Loans which was recorded at fair value option was RMB3,741,553 (US$518,211) as of December 31, 2023. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB72,981 (US$10,304) as of December 31, 2023.